Employee Benefits - Summary of company's obligations under defined benefit obligations (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	$ 292.9	$ 286.0
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	291.6	284.5
Total defined benefit obligation of funded plans	(72.6)	(120.9)
Employee future benefit liabilities	(90.0)	(146.2)
Canada [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(364.2)	(405.4)
Canada [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(17.4)	(25.3)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	1.3	1.5
Total defined benefit obligation of funded plans	(0.6)	(0.9)
Employee future benefit liabilities	(130.2)	(151.6)
Foreign [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(1.9)	(2.4)
Foreign [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	$ (129.6)	$ (150.7)